COMMITMENTS AND CONTINGENCIES	12 Months Ended
Sep. 30, 2021
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 7 – COMMITMENTS AND CONTINGENCIES

Litigation

The Company is currently not involved in any litigation that it believes could have a material adverse effect on its financial condition or results of operations.

Currently Pending Litigation

In December 2017, Robert LeBlanc, filed a petition against the Company and Michael De La Garza, the Company’s former Chief Executive Officer and President, in the 20th Judicial District for Hays County, Texas (Cause No. 18-0005). Mr. LeBlanc claims that he is a former consultant, employee, and/or officer of the Company, Mr. LeBlanc’s petition (which has been amended) alleges causes of action against the Company for alleged violation of the Texas Securities Act, common law fraud against Mr. De La Garza; breach of fiduciary duty against Mr. De La Garza; breach of contract; as well as declaratory relief. Damages sought exceed $1,000,000 but are less than $10,000,000. The Company believes that the plaintiff was fully compensated for his services and that the plaintiff’s claims are without merit. Mr. LeBlanc is also asserting a claim of partial ownership of certain of the Company’s patents, which the Company believes is without merit. The Company believes it has meritorious defenses to the allegations, and the Company intends to continue to vigorously defend against the litigation.

In April 2020, Eric Marquez, the former Secretary/Treasurer and Chief Financial Officer of the Company, and certain other plaintiffs, filed a lawsuit against the Company and Michael De La Garza, the Company’s former Chief Executive Officer and President, in the 20th Judicial District for Hays County, Texas (Cause No. 20-0818). The lawsuit alleges causes of action for fraud against Mr. De La Garza (for misrepresentations allegedly made by Mr. De La Garza); breach of contract, for alleged breaches of Mr. Marquez’s alleged oral employment agreement, which Mr. Marquez claims required the Company pay him cash and shares of stock; unjust enrichment; quantum meruit; and rescission of certain stock purchases made by certain of the plaintiffs, as well as declaratory relief and fraud. Damages sought exceed $1,000,000. The Company believes it has made all required payments and delivered the stock to the plaintiffs. The case is currently being defended by the Company. The Company believes it has meritorious defenses to the allegations, and the Company intends to continue to vigorously defend against the litigation.

Litigation Settled During the Year Ended September 30, 2021

Semple, Marchal & Cooper, LLP (“SMC”), the Company’s former independent registered auditing firm, brought a demand for arbitration before the American Arbitration Association against the Company in October 2019, relating to amounts which SMC has alleged are due to SMC for services rendered, which amount was alleged to exceed $75,000, but to be less than $150,000. The parties entered arbitration regarding the amounts owed and subsequently entered into a Settlement Agreement and Release on April 26, 2021, to confidentially settle the matter and mutually release each other from any liabilities.

On August 28, 2020, the Company settled all litigation matters which had previously been pending with Michael De La Garza, a former chief executive officer of the Company. As a result of this settlement, De La Garza returned 13.1 million shares of common stock to the Company and the Company agreed to pay De La Garza $400,000 between September 30, 2020, and September 30, 2021. The final payment of the settlement balance was made on September 1, 2021.

The Company sought to invalidate the issuance of one million shares of the Company’s Series A preferred stock on or around 2011 to former director and chief financial officer, Pamela Thompson, which stock was being held by the Carmel Trust II. In connection therewith, the Company initiated an action against James LeGanke, as Trustee of Carmel Trust II, in federal district court as part of its efforts to invalidate those shares. The action was settled on January 11, 2021, for $50,000, in exchange for the return of the 1,000,000 shares of Series A preferred stock and 127,500 shares of the Company’s common stock.

In October 2020, Ageos, LLC, a Virginia limited liability company (“Ageos”), filed a Third-Party Complaint against the Company in connection with the pending action titled Scandium, LLC v. Ageos, LLC in the General District Court for Fairfax County in the Commonwealth of Virginia. The action related to an operating agreement, by and between the Company and Ageos, whereby the Company agreed to guarantee Ageos’s lease to enable the leasing of space in Fairfax County, VA. The Company subsequently terminated the agreement with Ageos and offered to take over the space as an accommodation. Ageos declined. This lawsuit was subsequently settled on April 29, 2021, and the Company paid Scandium $60,000 in exchange for a release from all past, present, and future liabilities associated with the lease.

Leases

In February 2019, the Company and the landlord for its leased office space in Buda, Texas entered into a new lease agreement, and the Company reduced its rented space from approximately 3,900 to 1,302 square feet. The new lease became effective on February 1, 2019 and has a three-year term. The initial monthly rent is $2,566, and the lease agreement provided for annual rent increases of approximately 2.7%. The lease automatically renews for a three-year term, unless either party to the lease agreement notifies the other of the intent to terminate the lease in writing at least 180 days prior to the expiration of the current term. In July 2020, the Company executed a lease termination agreement with the landlord for an early termination fee of $10,546 and forfeited the existing security deposit of $2,566. There are no future payments related to this lease.

In October 2018, the Company leased approximately 3,900 square feet of office space on North Scottsdale Road in Scottsdale, Arizona. The lease for this facility began on October 4, 2018, and originally continued until October 31, 2021. Annual rent of $77,180 was prepaid for the first year from November 1, 2018, to October 31, 2019, and the lease agreement provides for annual rent increases of approximately 5.0%. In June 2020, the Company executed a lease termination agreement with the landlord for an early termination fee of $27,013 and forfeited the existing security deposit of $9,796. There are no future payments related to this lease.

In February 2020, the Company leased approximately 3,666 square feet of office space on 2107 Wilson Boulevard, Arlington, Virginia. The lease for this facility began on February 1, 2020, and continued until July 31, 2025. The base annual rent was $159,471, a $100,000 security deposit was paid, and abatement of monthly rent payments was provided until August 1, 2020, and the lease provided for annual rent increases of approximately 2.5%. As the result of restructuring actions intended to conserve cash during the COVID-19 crisis, the landlord of the Wilson Boulevard space was notified that the Company no longer needed the space and reached a termination agreement with the landlord. As part of this agreement, the company paid $150,000 on June 9, 2021.

As of September 30, 2021, the Company had no lease agreements for facilities.

Operating Leases

Operating leases were included in operating lease ROU] lease assets, and operating lease liabilities and operating long-term lease liabilities on the Balance Sheets. Lease expense for operating leases is recognized on a straight-line basis over the lease term. Variable lease expense is recognized in the period in which the obligation for those payments is incurred. Lease expense is included in general and administrative expense in the statements of operations and is reported net of lease income.

As a result of restructuring actions intended to conserve cash during the COVID-19 crisis, the Company stopped occupying the space in March 2020 and notified the landlord that the Company no longer needed the property and began seeking an amicable and reasonable termination of the lease agreement. On June 9, 2021, a settlement of $150,000 was reached with 2111 Wilson Boulevard, Inc. to terminate the lease effective June 2021. Following the settlement agreement with 2111 Wilson Boulevard, Inc., as discussed above, the Company does not have any operating leases as of September 30, 2021.

The early termination of the 2111 Wilson Boulevard operating lease resulted in recognizing a $441,597 gain in this reporting period due to the removal of the ROU assets and operating lease liabilities. The balance for ROU assets and liabilities at September 30, 2021, is $0 each.

Cash Flows

An initial right-of-use asset of $233,751 was recognized as a non-cash asset addition with the adoption of the new lease accounting standard. Cash paid for amounts included in the present value of operating lease liabilities was $80,402 during the fiscal year ended September 30, 2021 and is included in operating cash flows. The landlord agreed to an early termination and release from all past, present and future liabilities associated with the lease in exchange for a $150,000 one-time payment which the Company made during the quarter ended June 30, 2021.